Shareholders' Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 04, 2019	Feb. 15, 2019	Dec. 31, 2019
Shareholders' Equity (Textual)
Preference stock, shares authorized			2,000,000
Preference stock, par value			$ 0.0001
Aggregate of ordinary shares outstanding			20.00%
Business combination of initial public offering, description			(i) one year after the completion of the Business Combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the Business Combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 -trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Ordinary shares subject to possible redemption			28,502,357
Founder Shares [Member]
Shareholders' Equity (Textual)
Founder shares, description	The Company effected a share capitalization in the form of a share dividend of 2.5 shares for each Founder Share in issue, and on April 25, 2019, the Company effected a share capitalization in the form of a share dividend of 1.044 shares for each Founder Share in issue, resulting in the Sponsor holding an aggregate of 7,503,750 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividends. The 7,503,750 Founder Shares included an aggregate of up to 978,750 Founder Shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters in order to maintain the Initial Shareholder's ownership at 20% of the issued and outstanding Ordinary Shares upon completion of the Initial Public Offering. As a result of the underwriters' election to partially exercise their over-allotment option, 3,750 Founder Shares were forfeited and 975,000 Founder Shares are no longer subject to forfeiture.
Class A ordinary shares [Member]
Shareholders' Equity (Textual)
Common stock, shares authorized			200,000,000
Common stock, par value			$ 0.0001
Common stock, shares issued			1,497,643
Common stock, shares outstanding			1,497,643
Class B ordinary shares [Member]
Shareholders' Equity (Textual)
Common stock, shares authorized			20,000,000
Common stock, par value			$ 0.0001
Common stock, shares issued			7,500,000
Common stock, shares outstanding			7,500,000
Sale of aggregate of shares		2,875,000
Aggregate purchase price		$ 25,000